NEUBERGER BERMAN
ADVISER MANAGEMENT TRUST


         Supplement to the Joint Prospectus dated May 1, 1999

I. Socially Responsive Portfolio: The fifth paragraph under the heading "Goal & Strategy" on page 22 of the Joint Prospectus is revised to read as follows:

         While these judgments are inevitably subjective, the portfolio has a strict policy of avoiding companies that receive more than 5% of their total revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. The portfolio also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.


II. Balanced Portfolio, Growth Portfolio, Mid-Cap Growth Portfolio, Partners Portfolio and Socially Responsive Portfolio: The following disclosure is added to the sidebars entitled "Other Risks" on pages 3, 7, 15, 19 and 23 of the Joint Prospectus:

         In using certain derivatives to gain stock market exposure for excess cash holdings, the portfolio increases its risk of loss.


         The date of this Supplement is May 26, 1999.

NEUBERGER BERMAN
ADVISER MANAGEMENT TRUST
BALANCED PORTFOLIO

         Supplement to the Prospectus dated May 1, 1999

I. Balanced Portfolio: The following disclosure is added to the sidebar entitled "Other Risks" on page 3 of the Balanced Portfolio Prospectus:

         In using certain derivatives to gain stock market exposure for excess cash holdings, the portfolio increases its risk of loss.


         The date of this Supplement is May 26, 1999.

NEUBERGER BERMAN
ADVISER MANAGEMENT TRUST
BALANCED PORTFOLIO FOR QUALIFIED PLANS

         Supplement to the Prospectus dated May 1, 1999

I. Balanced Portfolio: The following disclosure is added to the sidebar entitled "Other Risks" on page 3 of the Balanced Portfolio for Qualified Plans Prospectus:

         In using certain derivatives to gain stock market exposure for excess cash holdings, the portfolio increases its risk of loss.


         The date of this Supplement is May 26, 1999.

NEUBERGER BERMAN
ADVISER MANAGEMENT TRUST
GROWTH PORTFOLIO

         Supplement to the Prospectus dated May 1, 1999

I. Growth Portfolio: The following disclosure is added to the sidebar entitled "Other Risks" on page 3 of the Growth Portfolio Prospectus:

         In using certain derivatives to gain stock market exposure for excess cash holdings, the portfolio increases its risk of loss.


         The date of this Supplement is May 26, 1999.

NEUBERGER BERMAN
ADVISER MANAGEMENT TRUST
MID-CAP GROWTH PORTFOLIO

         Supplement to the Prospectus dated May 1, 1999

I. Mid-Cap Growth Portfolio: The following disclosure is added to the sidebar entitled "Other Risks" on page 3 of the Mid-Cap Growth Portfolio Prospectus:

         In using certain derivatives to gain stock market exposure for excess cash holdings, the portfolio increases its risk of loss.


         The date of this Supplement is May 26, 1999.

NEUBERGER BERMAN
ADVISER MANAGEMENT TRUST
PARTNERS PORTFOLIO

         Supplement to the Prospectus dated May 1, 1999

I. Partners Portfolio: The following disclosure is added to the sidebar entitled "Other Risks" on page 3 of the Partners Portfolio Prospectus:

         In using certain derivatives to gain stock market exposure for excess cash holdings, the portfolio increases its risk of loss.


         The date of this Supplement is May 26, 1999.

NEUBERGER BERMAN
ADVISER MANAGEMENT TRUST
SOCIALLY RESPONSIVE PORTFOLIO

         Supplement to the Prospectus dated May 1, 1999

I. Socially Responsive Portfolio: The fifth paragraph under the heading "Goal & Strategy" on page 2 of the Socially Responsive Portfolio Prospectus is revised to read as follows:

         While these judgments are inevitably subjective, the portfolio has a strict policy of avoiding companies that receive more than 5% of their total revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. The portfolio also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

II. Socially Responsive Portfolio: The following disclosure is added to the sidebar entitled "Other Risks" on page 3 of the Socially Responsive Portfolio Prospectus:

         In using certain derivatives to gain stock market exposure for excess cash holdings, the portfolio increases its risk of loss.


         The date of this Supplement is May 26, 1999.

NEUBERGER BERMAN
ADVISERS MANAGEMENT TRUST


         Supplement to the Statement of Additional Information dated May 1,
         1999.

I. Each Equity Series now may invest, at times, in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index, or another appropriate index. Therefore, the disclosure regarding such investments in the section "Other Investment Companies" on page 51 applies to all of the Equity Series.

         The date of this Supplement is May 26, 1999.